Income Tax Provision Benefit from Continuing Operations by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	$ 61	$ 671	$ (245)
Taiwan
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	248	456	33
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	$ (187)	$ 215	$ (278)